Net Loss per Share - Summary of Anti-dilutive Securities (Details) - $ / shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants outstanding, exercise price (in dollars per share)		$ 11.50
Antidilutive securities (in shares)	14.3	12.6	13.8
Warrants
Class of Warrant or Right [Line Items]
Antidilutive securities (in shares)	14.1